Prospectus [Line Items]
Risk/Return [Heading]	RQSI SMALL CAP HEDGED EQUITY FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The RQSI Small Cap Hedged Equity Fund (the "Fund") seeks total return with lower volatility than the overall equity market.
Expense [Heading]	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - RQSI SMALL CAP HEDGED EQUITY FUND		Institutional Shares	Retail Shares
Management Fees		0.80%	0.80%
12b-1 Fees		none	0.25%
Other Expenses		0.55%	0.65%
Shareholder Servicing Fees		none	0.10%
Other Operating Expenses		0.55%	0.55%
Total Annual Fund Operating Expenses	[1]	1.35%	1.70%
[1]	The Total Annual Fund Operating Expenses of the Retail Shares in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the maximum Shareholder Servicing Fees were not incurred during the prior fiscal year.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - RQSI SMALL CAP HEDGED EQUITY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	137	428	739	1,624
Retail Shares	173	536	923	2,009

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 178% of the average value of its portfolio.

Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. "Equity securities" are primarily common stocks of U.S. companies, but may also include American Depositary Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership interest in a foreign security, and derivative instruments and exchange-traded funds ("ETFs") with returns based on U.S. or international equity indices, which the Fund primarily uses for hedging purposes. The Fund considers "small capitalization companies" to be those with market capitalizations within the range of the market capitalizations of companies in the Russell 2000 Index or the S&P SmallCap 600 Index at the time of purchase. While the market capitalization ranges of the Russell 2000 Index and S&P SmallCap 600 Index change throughout the year, as of December 31, 2016, the market capitalization range of the Russell 2000 Index was between $21 million and $11 billion and the market capitalization range of the S&P SmallCap 600 Index was between $52 million and $16 billion. The Fund utilizes derivatives, principally options and futures, and ETFs to seek to hedge (i.e., offset) the risk of price declines and reduce volatility.

In selecting investments for the Fund, Ramsey Quantitative Systems, Inc. ("RQSI" or the "Adviser") seeks to build a diversified portfolio of small capitalization equity securities that the Adviser believes offer an asymmetric risk/return profile, that is, more and higher returns on the upside and fewer and lower returns on the downside. The Adviser employs a proprietary screening process that evaluates various technical and fundamental factors, including analysis of financial statements, public filings, earnings calls and third-party research, in an effort to identify quality businesses with the potential for appreciation. The Adviser continually monitors the Fund's portfolio and may sell a security when the security is trading near or above the Adviser's appraised value, the Adviser determines that there is a fundamental change in the security's prospects or management of the company is not enhancing shareholder value, or better investment opportunities become available.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Risk [Heading]	PRINCIPAL RISKS
Risk Narrative [Text Block]

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL CAPITALIZATION COMPANY RISK -- The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The Fund is also subject to the risk that the Adviser's particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EXCHANGE-TRADED FUND RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based or the ETF's other holdings and the value of the Fund's investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value ("NAV") and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

DERIVATIVES RISK -- The Fund's use of options and futures is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

MANAGEMENT RISK -- The value of the Fund may decline if the Adviser's judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Because a portion of the Fund is selected using a proprietary screening process, the Fund is subject to the additional risk that the Adviser's judgments regarding the investment criteria underlying the screening process may prove to be incorrect.

PORTFOLIO TURNOVER RISK -- The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing the Institutional Shares' performance for the 2016 calendar year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.rqsifunds.com or by calling toll-free to 1-844-445-RQSI (1-844-445-7774).

Bar Chart [Table]
Bar Chart Closing [Text Block]	BEST QUARTER WORST QUARTER 9.22% (2.19)% (12/31/2016) (3/31/2016)
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2016
Performance Table Narrative

This table compares the Fund's average annual total returns for the periods ended December 31, 2016 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown only for Institutional Shares. After-tax returns for Retail Shares will vary.

Performance [Table]
Average Annual Total Returns - RQSI SMALL CAP HEDGED EQUITY FUND	Label	1 Year	Since Inception	Inception Date
Institutional Shares	FUND RETURNS BEFORE TAXES	9.45%	3.71%	Sep. 09, 2015
Institutional Shares | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS	8.84%	3.22%	Sep. 09, 2015
Institutional Shares | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	5.35%	2.61%	Sep. 09, 2015
Retail Shares	FUND RETURNS BEFORE TAXES	9.23%	3.75%	Sep. 09, 2015
RUSSELL 2000 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	RUSSELL 2000 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	1.25%	15.38%	Sep. 09, 2015